Notes Payable - Floor Plan (FY) (Details) - Inventory Financing Facility [Member] - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Line of Credit Facility [Abstract]
Outstanding balance of facility	$ 176.1	$ 225.4
LIBOR [Member]
Line of Credit Facility [Abstract]
Debt instrument, term of variable rate	1 month
LIBOR [Member] | New Boats [Member] | Minimum [Member]
Line of Credit Facility [Abstract]
Debt instrument, variable interest rate	2.75%
LIBOR [Member] | New Boats [Member] | Maximum [Member]
Line of Credit Facility [Abstract]
Debt instrument, variable interest rate	5.00%
Boat Rate [Member] | New Boats [Member]
Line of Credit Facility [Abstract]
Debt instrument, variable interest rate	0.25%
Wells Fargo [Member]
Line of Credit Facility [Abstract]
Percentage of finance provided of vendor invoice price	100.00%
OneWater LLC [Member]
Line of Credit Facility [Abstract]
Maximum borrowing capacity		292.5	$ 275.0
Outstanding balance of facility		$ 225.4	$ 157.5
Curtailment payment percentage		2.50%
Curtailment payment period		180 days
Curtailment payment percentage thereafter		3.00%
Liquidation program incremental payment period one		90 days
Liquidation program incremental payment period two		120 days
Liquidation program incremental payment period three		150 days
OneWater LLC [Member] | LIBOR [Member]
Line of Credit Facility [Abstract]
Debt instrument, term of variable rate		1 month
OneWater LLC [Member] | LIBOR [Member] | New Boats [Member] | Minimum [Member]
Line of Credit Facility [Abstract]
Debt instrument, variable interest rate		2.75%
OneWater LLC [Member] | LIBOR [Member] | New Boats [Member] | Maximum [Member]
Line of Credit Facility [Abstract]
Debt instrument, variable interest rate		5.00%
OneWater LLC [Member] | Boat Rate [Member] | Pre-owned Boats [Member]
Line of Credit Facility [Abstract]
Debt instrument, variable interest rate		0.25%
OneWater LLC [Member] | Wells Fargo [Member]
Line of Credit Facility [Abstract]
Percentage of finance provided of vendor invoice price		100.00%